Annual Total Returns[BarChart] - Transamerica Asset Allocation Long Horizon - R4	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.65%)	14.36%	26.33%	4.55%	0.63%	7.07%	18.48%	(9.23%)	25.18%	21.48%